INCOME TAXES - Schedule of Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current income tax expense	$ 172	$ 136	$ 75
Deferred income tax expense	20	(711)	25
Income tax (benefit) expense	$ 192	$ (575)	$ 100